Note 7 - Other Equity - Stock Options Outstanding (Details)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Options outstanding	4,471,000	2,344,000	2,300,000	2,005,000
Options outstanding, weighted average contractual life	8.1
Options outstanding, weighted average exercise price	$ 3.21	$ 3.46	$ 3.52	$ 4.31
Options exercisable	2,559,000
Options exercisable, weighted average exercise price	$ 3.54
Range one [member]
Statement Line Items [Line Items]
Options outstanding	912,000
Options outstanding, weighted average contractual life	8.5
Options outstanding, weighted average exercise price	$ 1.45
Options exercisable	536,000
Options exercisable, weighted average exercise price	$ 1.64
Range one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	1.03
Range one [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 2.76
Range two [member]
Statement Line Items [Line Items]
Options outstanding	687,000
Options outstanding, weighted average contractual life	9.3
Options outstanding, weighted average exercise price	$ 2.80
Options exercisable	670,000
Options exercisable, weighted average exercise price	$ 2.80
Range two [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	2.77
Range two [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 2.95
Range three [member]
Statement Line Items [Line Items]
Options outstanding	1,466,000
Options outstanding, weighted average contractual life	8.9
Options outstanding, weighted average exercise price	$ 3.06
Options exercisable	180,000
Options exercisable, weighted average exercise price	$ 2.96
Range three [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	2.96
Range three [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 3.11
Range four [member]
Statement Line Items [Line Items]
Options outstanding	704,000
Options outstanding, weighted average contractual life	6.8
Options outstanding, weighted average exercise price	$ 4.07
Options exercisable	509,000
Options exercisable, weighted average exercise price	$ 4.36
Range four [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	3.12
Range four [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 4.53
Range five [member]
Statement Line Items [Line Items]
Options outstanding	702,000
Options outstanding, weighted average contractual life	5.9
Options outstanding, weighted average exercise price	$ 5.36
Options exercisable	664,000
Options exercisable, weighted average exercise price	$ 5.36
Range five [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	4.54
Range five [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 19.51